Inventories (Details Narrative) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories Details Narrative
Satellite equipment for sale under construction	$ 197,645	$ 197,645	$ 99,971
Parts	11,029	11,029	11,029
Supplies	6,612	6,437
Inventory gross	215,286	215,111	111,000
Allowance for inventory loss	(5,382)	(5,382)
Net	$ 209,904	$ 209,729	$ 111,000